Equity - Additional Information (Detail) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions			12 Months Ended
	Nov. 06, 2018 PEN (S/) shares	Nov. 06, 2018 USD ($) $ / shares shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2017 PEN (S/) S/ / shares shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013 PEN (S/)
Disclosure of classes of share capital [line items]
Capital increase	S/ 434,000	$ 130
Number of shares represents as capital	211,864,065	211,864,065
Par value per share | (per share)		$ 0.6136	S/ 1.00
Number of shares subscribed			69,380,402
Number of shares represents as capital			729,434,192
Number of shares registered in public registries			660,053,790
Number of shares in process of registration			69,380,402
Number of equity shares per American Depository Shares | S/ / shares				S/ 5
Quoted share price | S/ / shares			S/ 1.99	S/ 1.87
Trading frequency, percentage			91.60%	100.00%
Percentage of net profit transferred to legal reserve			10.00%
Maximum allowed percentage to legal reserve to paid-in capital			20.00%
Voluntary reserve | S/			S/ 29,974	S/ 29,974
Excess of total income obtained by shares issued over nominal value | S/			S/ 68,200					S/ 1,055,500
Dividend rate percentage					6.80%	6.80%	4.10%
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized				660,053,790
Number of shares			207,931,660	259,302,745
American depository shares [member]
Disclosure of classes of share capital [line items]
Number of shares			41,586,332	51,860,549
2017 and onwards [member]
Disclosure of classes of share capital [line items]
Dividend rate percentage				5.00%